INCOME TAXES - Components of the provision for income taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Deferred
Deferred Foreign			$ (16,086)
Total Deferred			(16,086)
Total income taxes	$ 0	$ 0	$ (16,086)	$ 0